Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Detailed Information about Assets and Liabilities Held for Sale

Assets and liabilities classified as held for sale consisted of the following:

	As at December 31
	2017	2016
Assets held for sale Working capital	$1	$10
Property, plant and equipment	34	104

	$35	$114

Liabilities related to assets held for sale
Working capital	$1	$6
Decommissioning liability	23	75

	$24	$81